RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
The following table presents Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:
	Jun 30, 2018				Dec 31
(MILLIONS)	Level 1	Level 2	Level 3	Total	2017
Assets measured at fair value:
Cash and cash equivalents	$237	$-	$-	$237	$799
Restricted cash(1)	223	-	-	223	284
Financial instrument assets(2)(3)
Energy derivative contracts	-	4	-	4	-
Interest rate swaps	-	16	-	16	6
Foreign exchange swaps	-	72	-	72	20
Investments in equity and debt securities(2)	61	64	-	125	159
Property, plant and equipment	-	-	25,774	25,774	27,096
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	-	(10)	-	(10)	(19)
Interest rate swaps	-	(134)	-	(134)	(155)
Foreign exchange swaps	-	(14)	-	(14)	(96)
Contingent consideration(4)	-	-	(17)	(17)	(18)
Assets for which fair value is disclosed:
Equity-accounted investments	733	-	-	733	278
Liabilities for which fair value is disclosed:
Long-term debt and credit facilities	-	(11,446)	-	(11,446)	(12,479)
Total	$1,254	$(11,448)	$25,757	$15,563	$15,875

  Includes both the current amount and long-term amount included in Other long-term assets.
  Amounts in Level 2 include Brookfield Infrastructure Debt Fund holdings.
  Includes both current and long-term amounts.
  Amount relates to business combinations with obligations lapsing in 2021 and 2024.

The aggregate amount of Brookfield Renewables net financial instrument positions are as follows:
		2018		2017
			Net Assets	Net Assets
(MILLIONS)	Assets	Liabilities	(Liabilities)	(Liabilities)
Energy derivative contracts	$4	$10	$(6)	$(19)
Interest rate swaps	16	134	(118)	(149)
Foreign exchange swaps	72	14	58	(76)
Investments in equity and debt securities	125	-	125	159
Total	217	158	59	(85)
Less: current portion	64	106	(42)	(112)
Long-term portion	$153	$52	$101	$27

The following table reflects the unrealized gains (losses) included in Foreign exchange and unrealized financial instrument loss in the interim consolidated statements of income:
	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Energy derivative contracts	$(2)	$2	$2	$-
Interest rate swaps	15	(1)	20	(10)
Foreign exchange swaps - cash flow	62	(7)	46	(16)
Foreign exchange loss	(108)	-	(93)	-
	$(33)	$(6)	$(25)	$(26)

The following table reflects the unrealized gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive (loss) income:
	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Energy derivative contracts	$(4)	$9	$3	$22
Interest rate swaps	1	(1)	11	(1)
	(3)	8	14	21
Foreign exchange swaps - net investment	57	(37)	61	(45)
Investments in equity and debt securities	(4)	8	(11)	11
	$50	$(21)	$64	$(13)

The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive (loss) income:
	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Energy derivative contracts	$-	$(7)	$8	$(16)
Interest rate swaps	3	(2)	6	8
	$3	$(9)	$14	$(8)